Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Marketable securities current pledged with secured parties	¥ 48,899	¥ 17,521
Investment securities pledged with secured parties	¥ 1,751,452	¥ 930,882
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,261,058,781	1,261,058,781
Treasury stock, common stock shares	21,831,206	40,898,841